UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916

Name of Registrant: Vanguard Specialized Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: January 31

Date of reporting period: October 31, 2016

Item 1: Schedule of Investments

Vanguard Precious Metals and Mining Fund

Schedule of Investments (unaudited)
As of October 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (98.5%)
Copper (7.2%)
1	Nevsun Resources Ltd.	36,609,597	106,174
*	Lundin Mining Corp.	12,932,010	50,617
	Southern Copper Corp.	882,526	25,055
			181,846
Diversified Metals & Mining (6.0%)
	BHP Billiton Ltd.	2,644,661	46,205
	Boliden AB	1,650,788	38,259
	BHP Billiton plc	2,530,120	38,046
	Grupo Mexico SAB de CV Class B	9,562,210	23,560
*,^ Balmoral Resources Ltd.		5,552,174	3,643
*,1 Aguia Resources Ltd.		38,529,412	2,790
			152,503
Gold (65.2%)
	Barrick Gold Corp.	8,215,076	144,503
	Newmont Mining Corp.	3,095,390	114,653
*,^ B2Gold Corp.		37,190,786	107,481
	Acacia Mining plc	16,812,622	106,745
^	Randgold Resources Ltd. ADR	1,162,627	103,160
	Agnico Eagle Mines Ltd. (New York Shares)	1,832,834	93,108
*,1 SEMAFO Inc.		22,050,375	86,472
	Franco-Nevada Corp.	1,297,784	84,953
*	Kinross Gold Corp.	18,494,618	71,389
	Tahoe Resources Inc. (New York Shares)	4,678,633	56,424
	Alamos Gold Inc. (New York Shares)	7,132,963	55,994
	Goldcorp Inc.	3,415,891	51,876
	Royal Gold Inc.	723,226	49,772
^	Yamana Gold Inc. (New York Shares)	12,445,517	44,306
	Agnico Eagle Mines Ltd.	814,545	41,368
*	Pretium Resources Inc.	3,965,862	38,826
	Endeavour Mining Corp.	1,913,458	37,376
*,1 Roxgold Inc.		29,379,356	32,855
	Tahoe Resources Inc.	2,689,463	32,242
*	Asanko Gold Inc.	8,479,366	31,293
	Alamos Gold Inc.	3,627,542	28,451
*	IAMGOLD Corp.	6,629,142	26,540
	Yamana Gold Inc.	7,291,086	26,038
*,^ Premier Gold Mines Ltd.		10,004,859	21,035
*	Torex Gold Resources Inc.	1,075,398	20,004
*	Guyana Goldfields Inc.	3,019,501	17,762
	Osisko Gold Royalties Ltd.	1,634,820	17,210
	Goldcorp Inc. (New York Shares)	895,718	13,615
*	Perseus Mining Ltd.	25,753,128	12,106
*	Alacer Gold Corp.	5,752,073	11,622
*	Beadell Resources Ltd.	31,399,509	11,171
*	Saracen Mineral Holdings Ltd.	11,853,814	10,243
*,^ Gold Road Resources Ltd.		21,692,756	9,453
*,^ Continental Gold Inc.		2,600,000	7,153
*,^ Primero Mining Corp.		4,387,200	5,920

*	B2Gold Corp. (Toronto Shares)		1,860,800	5,383
*	Barkerville Gold Mines Ltd.		6,387,000	2,857
*	Dacian Gold Ltd.		1,039,167	2,737
*	Newcastle Gold Ltd.		3,500,000	2,427
*	Eldorado Gold Corp. (New York Shares)		710,462	1,436
*	Osisko Gold Royalties Warrants Exp. 02/26/2019		231,787	501
*	Primero Mining Corp. Warrants		638,250	214
	*,1 Apex Minerals NL		55,654,166	—
				1,638,674
	Other (2.3%)
	Bunge Ltd.		644,985	39,995
	*,2 Osisko Mining Inc. PP		3,850,000	7,337
	*,2 ORLA MINING Ltd. CAD PP		5,714,300	5,483
*	Dalradian Resources Warrants Exp. 10/07/2017		22,812,500	4,592
*	Continental Gold Inc Warrants Exp. 11/27/2017		450,000	—
*	Rescue Radio Corp.		15,955	—
				57,407
	Precious Metals & Minerals (8.9%)
	^,1 Dominion Diamond Corp.		7,642,970	64,959
	Fresnillo plc		2,637,666	53,068
*	Stillwater Mining Co.		2,671,746	35,588
*	Mountain Province Diamonds Inc.		4,800,933	25,055

	*,^,1 Dalradian Resources Inc.		22,812,500	22,280
	Lucara Diamond Corp.		6,870,225	19,413
*	Osisko Mining Inc.		1,403,200	2,971
				223,334
	Silver (8.8%)
1	Hochschild Mining plc		37,229,943	121,363
*	Fortuna Silver Mines Inc.		6,326,871	43,254
	*,^ First Majestic Silver Corp.		4,513,000	36,330
*	MAG Silver Corp.		893,159	13,105

	*,^,1 Americas Silver Corp.		28,433,334	6,677
				220,729
	Specialty Chemicals (0.9%)
	Johnson Matthey plc		554,463	23,112

	Total Common Stocks (Cost $2,263,096)			2,497,605
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	1,968

	Total Precious Metals (Cost $1,213)			1,968
		Coupon
	Temporary Cash Investment (2.7%)
	Money Market Fund (2.7%)
	3,4 Vanguard Market Liquidity Fund (Cost $67,034)	0.718%	670,334	67,040

	Total Investments (101.3%) (Cost $2,331,343)			2,566,613
	Other Assets and Liabilities-Net (-1.3%)4			(32,139)
	Net Assets (100%)			2,534,474

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,280,000.

1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted securities totaling $12,820,000, representing 0.5% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $39,102,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,004,897	492,708	—
Precious Metals	—	1,968	—
Temporary Cash Investments	67,040	—	—
Total	2,071,937	494,676	—

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

D. At October 31, 2016, the cost of investment securities for tax purposes was $2,489,427,000. Net unrealized appreciation of investment securities for tax purposes was $77,186,000, consisting of unrealized gains of $373,137,000 on securities that had risen in value since their purchase and $295,951,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Jan. 31, 2016		from		Capital Gain	Oct. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold)	Income	Received	Value
	($000)	($000)	($000[1]	($000)	($000)	($000)
Aguia Resources Ltd.	1,818	1,144	—	—	—	2,790
Americas Silver Corp.	—	6,529			—	6,677
Apex Minerals NL	—	—	—	—	—	—
Dalradian Resources Inc.	11,725	—	—	—	—	22,280
Dominion Diamond Corp.	86,371	—	4,016	2,693	—	64,959
Hochschild Mining plc	34,217	—	30,800	576	—	121,363
Kaminak Gold Corp. Class	15,418	—	—	—	—	NA2
A
Nevsun Resources Ltd.	102,912	—	4,221	3,734	—	106,174
Premier Gold Mines Ltd.	17,783	—	—	—	—	NA3
Roxgold Inc.	13,223	4,555	—	—	—	32,855
SEMAFO Inc.	39,824	24,225	—	—	—	86,472
Vanguard Market Liquidity	73,121	NA4	NA4	193	—	67,040
Fund
Total	396,412			7,196	—	510,610

1 Includes net realized gain (loss) on affiliated investment securities sold of ($45,264,000).
2 Not applicable—in July 2016, Kaminak Gold Corp. Class A merged into Goldcorp Inc. At October 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable—at October 31, 2016, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Health Care Fund

Schedule of Investments (unaudited)
As of October 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)
United States (75.7%)
Biotechnology (13.6%)
*,1 Incyte Corp.	15,377,902	1,337,416
* Regeneron Pharmaceuticals Inc.	3,309,690	1,141,909
* Biogen Inc.	3,743,803	1,048,939
*,1 Vertex Pharmaceuticals Inc.	13,079,541	992,214
*,1 Alkermes plc	8,642,176	435,652
Amgen Inc.	2,241,022	316,343
*,1 Alnylam Pharmaceuticals Inc.	8,549,357	304,357
*,^,1Agios Pharmaceuticals Inc.	3,581,634	171,345
*,1 Prothena Corp. plc	2,150,294	102,827
* Ironwood Pharmaceuticals Inc. Class A	4,524,887	57,783
		5,908,785
Food & Staples Retailing (1.5%)
Walgreens Boots Alliance Inc.	8,048,160	665,824

Health Care Equipment & Supplies (10.2%)
Medtronic plc	18,473,993	1,515,237
* Boston Scientific Corp.	43,872,669	965,199
St. Jude Medical Inc.	6,123,679	476,667
Abbott Laboratories	10,758,900	422,179
* Hologic Inc.	6,739,100	242,675
Becton Dickinson and Co.	1,236,933	207,693
Stryker Corp.	1,745,200	201,309
Baxter International Inc.	3,559,740	169,408
* Intuitive Surgical Inc.	186,869	125,591
Dentsply Sirona Inc.	1,904,590	109,647
		4,435,605
Health Care Providers & Services (19.3%)
UnitedHealth Group Inc.	19,817,844	2,800,856
McKesson Corp.	8,218,500	1,045,147
Cigna Corp.	7,804,631	927,424
* HCA Holdings Inc.	11,545,353	883,566
Aetna Inc.	7,956,589	854,140
Universal Health Services Inc. Class B	3,939,340	475,518
Cardinal Health Inc.	6,385,231	438,601
Anthem Inc.	2,894,533	352,728
*,1 Envision Healthcare Holdings Inc.	10,993,895	217,459
* WellCare Health Plans Inc.	1,061,400	120,479
*,^ Acadia Healthcare Co. Inc.	3,236,155	116,372
* Team Health Holdings Inc.	2,445,100	104,773
* MEDNAX Inc.	805,600	49,343
* LifePoint Health Inc.	341,100	20,415
* Community Health Systems Inc. CVR	18,834,700	160
		8,406,981
Health Care Technology (3.2%)
* Cerner Corp.	16,772,630	982,541
*,^,1athenahealth Inc.	2,195,965	226,887
*,1 Allscripts Healthcare Solutions Inc.	11,198,893	134,499

	*,^ Inovalon Holdings Inc. Class A	2,748,060	37,373
			1,381,300
	Life Sciences Tools & Services (3.6%)
	Thermo Fisher Scientific Inc.	4,030,300	592,575
*	Illumina Inc.	3,158,266	429,966
*	Quintiles IMS Holdings Inc.	5,504,877	394,920
	Agilent Technologies Inc.	2,358,950	102,780
*	PAREXEL International Corp.	1,108,785	64,598
			1,584,839
	Pharmaceuticals (24.3%)
	Bristol-Myers Squibb Co.	52,071,137	2,650,942
*	Allergan plc	11,969,239	2,500,853
	Merck & Co. Inc.	38,234,818	2,245,148
	Eli Lilly & Co.	26,544,110	1,960,017
	*,1 Mylan NV	29,148,837	1,063,933
*,^,1	Medicines Co.	5,564,220	183,341
			10,604,234
	Total United States		32,987,568
	International (21.4%)
	Belgium (1.8%)
1	UCB SA	11,342,503	767,569

	China (0.0%)
	Sino Biopharmaceutical Ltd.	12,465,000	8,712
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,570,500	4,823
			13,535
	Denmark (0.6%)
*	H Lundbeck A/S	3,986,851	128,490
*	Genmab A/S	696,745	114,736
			243,226
	Israel (0.7%)
	Teva Pharmaceutical Industries Ltd. ADR	6,746,400	288,341

	Japan (9.3%)
	Eisai Co. Ltd.	14,110,475	899,228
	Shionogi & Co. Ltd.	15,472,254	761,978
	Astellas Pharma Inc.	36,327,200	539,163
	Chugai Pharmaceutical Co. Ltd.	15,492,600	527,956
	Takeda Pharmaceutical Co. Ltd.	10,331,400	462,071
	Ono Pharmaceutical Co. Ltd.	16,362,060	414,838
	Olympus Corp.	5,944,700	211,902
	Kyowa Hakko Kirin Co. Ltd.	6,291,000	95,989
	Daiichi Sankyo Co. Ltd.	3,886,900	93,399
	Nippon Shinyaku Co. Ltd.	1,318,400	66,926
			4,073,450
	South Africa (0.0%)
	Aspen Pharmacare Holdings Ltd.	411,293	8,960

	Switzerland (3.9%)
	Novartis AG	11,215,640	795,947
	Roche Holding AG	2,994,934	687,882
	Actelion Ltd.	819,929	118,476
	Roche Holding AG (Bearer)	376,066	87,403
			1,689,708

United Kingdom (5.1%)
AstraZeneca plc			33,871,185	1,896,627
Hikma Pharmaceuticals plc			7,155,385	153,472
Smith & Nephew plc			8,976,157	129,763
*,2 ConvaTec Group plc			14,905,700	45,612
				2,225,474
Total International				9,310,263
Total Common Stocks (Cost $29,149,996)				42,297,831
	Coupon
Temporary Cash Investments (2.9%)
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund	0.718%		407,458	40,750

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.5%)
Bank of America Securities, LLC
(Dated 10/31/16, Repurchase Value
$5,400,000, collateralized by Government
National Mortgage Assn. 3.500%, 4/20/46,
with a value of $5,508,000)	0.330%	11/1/16	5,400	5,400
Bank of Nova Scotia
(Dated 10/31/16, Repurchase Value
$4,600,000, collateralized by U.S. Treasury
Note/Bond 1.250%, 10/31/18, with a value
of $4,692,000)	0.300%	11/1/16	4,600	4,600
Barclays Capital Inc.
(Dated 10/31/16, Repurchase Value
$12,400,000, collateralized by U.S.
Treasury Note/Bond 0.000%-3.500%,
11/10/16-2/15/46, with a value of
$12,648,000)	0.320%	11/1/16	12,400	12,400
BNP Paribas Securities Corp.
(Dated 10/31/16, Repurchase Value
$2,200,000, collateralized by Federal Home
Loan Mortgage Corp. 3.500%, 7/1/46,
Federal National Mortgage Assn. 2.807%-
5.000%, 7/1/25-12/1/45, and Government
National Mortgage Assn. 3.000%-3.500%,
7/20/42-7/20/46, with a value of
$2,244,000)	0.340%	11/1/16	2,200	2,200
HSBC Bank USA
(Dated 10/31/16, Repurchase Value
$96,601,000, collateralized by Federal
National Mortgage Assn. 3.000%-3.500%,
11/1/42-9/1/46, with a value of
$98,539,000)	0.300%	11/1/16	96,600	96,600

	RBC Capital Markets LLC
	(Dated 10/31/16, Repurchase Value
	$1,600,000, collateralized by Federal Home
	Loan Mortgage Corp. 3.000%, 11/1/46,
	Federal National Mortgage Assn. 2.356%,
	2/1/43, Government National Mortgage
	Assn. 1.875%-3.000%, 8/20/40-10/20/46,
	and U.S. Treasury Note/Bond 1.500%,
	5/31/19, with a value of $1,632,000)	0.320%	11/1/16	1,600	1,600
	Wells Fargo & Co.
	(Dated 10/31/16, Repurchase Value
	$85,401,000, collateralized by Federal
	National Mortgage Assn. 3.000%, 11/1/42-
	3/1/43, with a value of $87,108,000)	0.340%	11/1/16	85,400	85,400
					208,200
U.S. Government and Agency Obligations (1.1%)
5	Federal Home Loan Bank Discount Notes	0.340%	11/16/16	150,000	149,984
5	Federal Home Loan Bank Discount Notes	0.345%	11/25/16	100,000	99,982
5	Federal Home Loan Bank Discount Notes	0.345%	12/9/16	149,105	149,054
5	Federal Home Loan Bank Discount Notes	0.295%	1/6/17	100,000	99,934
					498,954
Commercial Paper (1.2%)
6	Apple Inc.	0.460%	11/15/16	50,000	49,991
6	Apple Inc.	0.531%	1/23/17	100,000	99,815
	GE Capital Treasury Services US LLC	0.531%	12/6/16	50,000	49,973
6	Microsoft Corp.	0.611%	1/10/17	100,000	99,874
6	Microsoft Corp.	0.721%	1/24/17	100,000	99,813
6	The Coca-Cola Co.	0.511%	12/16/16	105,500	105,418
6	The Coca-Cola Co.	0.631%	1/13/17	23,115	23,077
					527,961
Total Temporary Cash Investments (Cost $1,275,975)					1,275,865
Total Investments (100.0%) (Cost $30,425,971)					43,573,696
Other Assets and Liabilities-Net (0.0%)4					(7,806)
Net Assets (100%)					43,565,890

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,695,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the value of this security represented 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $40,748,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2016, the aggregate value of these securities was $477,988,000, representing 1.1% of net assets.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	32,987,568	—	—
Common Stocks—International	288,341	9,021,922	—
Temporary Cash Investments	40,750	1,235,115	—
Total	33,316,659	10,257,037	—

E. At October 31, 2016, the cost of investment securities for tax purposes was $30,494,976,000. Net unrealized appreciation of investment securities for tax purposes was $13,078,720,000, consisting of unrealized gains of $14,766,021,000 on securities that had risen in value since their purchase and $1,687,301,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2016		from		Capital Gain	Oct. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	107,433	39,639	—	—	—	171,345
Alkermes plc	260,756	16,333	—	—	—	435,652
Allscripts Healthcare Solutions Inc.	154,321	—	—	—	—	134,499
Alnylam Pharmaceuticals Inc.	583,564	4,384	—	—	—	304,357
athenahealth Inc.	NA2	35,240	—	—	—	226,887
Cerner Corp.	NA3	26,968	11,460	—	—	NA3
Envision Healthcare Holdings Inc.	NA2	40,130	—	—	—	217,459
Incyte Corp.	953,139	177,331	79,242	—	—	1,337,416
Medicines Co.	192,299	—	—	—	—	183,341
Mylan NV	NA2	211,342	7,248	—	—	1,063,933
Prothena Corp. plc	NA2	17,203	—	—	—	102,827
UCB SA	914,626	46,090	—	11,510	—	767,569
Vanguard Market Liquidity Fund	12,794	NA4	NA4	—	—	40,750
Vertex Pharmaceuticals Inc.	NA2	141,147	—	—	—	992,214
Total	3,178,932			11,510	—	5,978,249

1 Includes net realized gain (loss) on affiliated investment securities sold of ($6,121,000).
2 Not applicable—at January 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable— at January 31, 2016, and October 31, 2016, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Energy Fund

Schedule of Investments (unaudited)
As of October 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)[1]
United States (65.9%)
Electric Utilities (1.0%)
	OGE Energy Corp.	3,361,084	104,328

Energy Equipment & Services (8.7%)
	Schlumberger Ltd.	4,644,396	363,331
	Halliburton Co.	4,205,695	193,462
	Baker Hughes Inc.	3,109,611	172,272
	Patterson-UTI Energy Inc.	6,019,150	135,311
*	SEACOR Holdings Inc.	57,069	2,814
*,^ Transocean Ltd.		221,846	2,132
			869,322
Multi-Utilities (0.4%)
	Sempra Energy	369,885	39,615

Oil, Gas & Consumable Fuels (55.8%)
	Exxon Mobil Corp.	10,764,176	896,871
	Pioneer Natural Resources Co.	3,236,228	579,350
	Chevron Corp.	4,458,628	467,041
	EOG Resources Inc.	3,362,348	304,024
	EQT Corp.	2,970,332	196,042
	Valero Energy Corp.	3,303,176	195,680
*	Newfield Exploration Co.	4,634,168	188,101
	Occidental Petroleum Corp.	2,574,930	187,738
*	Concho Resources Inc.	1,303,496	165,466
	Phillips 66	2,034,246	165,079
	Anadarko Petroleum Corp.	2,690,580	159,928
	Energen Corp.	3,135,748	157,195
*	Diamondback Energy Inc.	1,687,983	154,096
	Kinder Morgan Inc.	7,498,225	153,189
*	Antero Resources Corp.	5,754,103	152,311
	Cabot Oil & Gas Corp.	7,233,870	151,043
	Marathon Petroleum Corp.	3,125,252	136,230
	Hess Corp.	2,560,620	122,833
	Cimarex Energy Co.	938,427	121,179
	QEP Resources Inc.	7,300,722	117,323
	ConocoPhillips	2,699,710	117,302
	Noble Energy Inc.	2,307,493	79,539
	Marathon Oil Corp.	5,504,059	72,543
*	Rice Energy Inc.	3,169,160	70,007
	Spectra Energy Corp.	1,422,189	59,462
*	Parsley Energy Inc. Class A	1,775,209	58,404
	Devon Energy Corp.	1,507,730	57,128
*,^ Synergy Resources Corp.		6,402,158	43,791
*	WPX Energy Inc.	3,912,734	42,492
*	Continental Resources Inc.	834,888	40,834
	Targa Resources Corp.	768,161	33,722
*	Cheniere Energy Inc.	821,333	30,964
*	Callon Petroleum Co.	2,048,535	26,610

	HollyFrontier Corp.	1,032,412	25,759
*	PDC Energy Inc.	400,300	24,550
	Apache Corp.	380,967	22,660
*,^ Extraction Oil & Gas Inc.		571,300	12,203
*	Cobalt International Energy Inc.	3,170,900	2,994
	Range Resources Corp.	78,154	2,641
	Williams Cos. Inc.	44,203	1,291
			5,595,615
Total United States			6,608,880
International (31.1%)
Australia (0.7%)
	Oil Search Ltd.	10,892,458	54,600
	Santos Ltd.	3,433,326	9,187
	Caltex Australia Ltd.	113,461	2,641
*	WorleyParsons Ltd.	313,054	2,001
	Woodside Petroleum Ltd.	15,530	332
			68,761
Austria (0.0%)
	OMV AG	84,948	2,651

Brazil (0.7%)
*	Petroleo Brasileiro SA ADR	5,620,030	65,586
*	Petroleo Brasileiro SA	864,932	5,051
*	Petroleo Brasileiro SA Preference Shares	608,300	3,371
			74,008
Canada (7.2%)
	Suncor Energy Inc. (New York Shares)	5,782,177	173,581
	Canadian Natural Resources Ltd. (New York Shares)	3,333,909	105,718
	TransCanada Corp. (New York Shares)	1,944,387	88,042
*,^ Seven Generations Energy Ltd. Class A		3,576,403	76,258
	Cenovus Energy Inc. (New York Shares)	4,212,820	60,833
^	ARC Resources Ltd.	2,877,800	48,854
	Keyera Corp.	1,541,400	46,266
^	Crescent Point Energy Corp.	3,737,969	44,506
	Encana Corp. (New York Shares)	3,976,828	37,939
^	PrairieSky Royalty Ltd. (Toronto Shares)	605,648	13,171
	Suncor Energy Inc.	168,212	5,048
	Peyto Exploration & Development Corp.	165,692	4,257
	Enbridge Inc.	88,060	3,803
	Cenovus Energy Inc.	246,602	3,557
	TransCanada Corp.	74,082	3,354
	Canadian Natural Resources Ltd.	96,937	3,076
	Encana Corp.	299,187	2,853
	PrairieSky Royalty Ltd.	93,253	2,049
			723,165
China (0.6%)
^	PetroChina Co. Ltd. ADR	701,150	47,489
	China Petroleum & Chemical Corp.	6,049,600	4,375
	Kunlun Energy Co. Ltd.	2,752,000	2,074
	Huaneng Renewables Corp. Ltd.	5,812,000	1,947
	CNOOC Ltd.	876,717	1,103
	China Longyuan Power Group Corp. Ltd.	1,290,000	984
	PetroChina Co. Ltd.	294,000	201
			58,173

Colombia (0.4%)
*,^ Ecopetrol SA ADR	4,102,276	35,649

Denmark (0.0%)
Vestas Wind Systems A/S	53,641	4,297

Finland (0.0%)
Neste Oyj	63,657	2,746

France (3.5%)
TOTAL SA ADR	6,913,926	330,071
TOTAL SA	344,051	16,482
Technip SA	46,335	3,075
		349,628
Germany (0.8%)
*,2 Innogy SE	2,023,607	80,360

Greece (0.0%)
Motor Oil Hellas Corinth Refineries SA	90,936	1,089

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	36,638	2,350

India (2.3%)
Reliance Industries Ltd.	7,339,958	115,928
Power Grid Corp. of India Ltd.	37,742,217	99,464
Oil & Natural Gas Corp. Ltd.	729,093	3,127
Bharat Petroleum Corp. Ltd.	292,049	2,931
Indian Oil Corp. Ltd.	573,519	2,782
Hindustan Petroleum Corp. Ltd.	349,491	2,445
* Mangalore Refinery & Petrochemicals Ltd.	531,359	719
Cairn India Ltd.	63,882	215
		227,611
Israel (0.0%)
* Oil Refineries Ltd.	3,596,388	1,269

Italy (2.1%)
Eni SPA ADR	5,443,155	158,287
^ Tenaris SA ADR	1,800,036	50,761
Eni SPA	228,147	3,311
		212,359
Japan (1.0%)
Inpex Corp.	10,124,300	94,447
JX Holdings Inc.	813,100	3,213
Idemitsu Kosan Co. Ltd.	102,400	2,353
Cosmo Energy Holdings Co. Ltd.	152,200	1,989
Showa Shell Sekiyu KK	27,300	254
		102,256
Norway (0.2%)
*,^ DNO ASA	18,136,636	15,479
* Subsea 7 SA	169,994	1,903
*,^ Seadrill Ltd.	570,983	1,214
^ Statoil ASA	23,000	376
		18,972

Other (0.6%)
^,3 Vanguard Energy ETF	578,000	54,372

Poland (0.1%)
Polski Koncern Naftowy ORLEN SA	151,412	3,000
* Grupa Lotos SA	252,598	2,190
		5,190
Portugal (1.6%)
Galp Energia SGPS SA	11,616,404	157,499

Russia (2.5%)
Rosneft PJSC GDR	25,476,683	138,547
Lukoil PJSC ADR	1,905,846	92,705
Gazprom PJSC ADR	949,310	4,093
AK Transneft OAO Preference Shares	1,047	2,507
Tatneft PJSC ADR	71,907	2,400
Bashneft PJSC	42,401	2,223
Gazprom PJSC	489,734	1,073
Lukoil PJSC	16,448	803
Tatneft PAO	136,690	766
Rosneft PJSC	60,170	330
		245,447
South Korea (0.1%)
SK Innovation Co. Ltd.	22,328	2,939
S-Oil Corp.	32,401	2,214
GS Holdings Corp.	48,837	2,173
Doosan Heavy Industries & Construction Co. Ltd.	83,697	1,910
		9,236
Spain (0.1%)
* Repsol SA	290,111	4,051
Gamesa Corp. Tecnologica SA	111,317	2,570
		6,621
Taiwan (0.0%)
Formosa Petrochemical Corp.	797,000	2,661

Thailand (0.1%)
* PTT Exploration and Production PCL (Local)	961,000	2,274
PTT PCL (Foreign)	220,000	2,166
* PTT PCL	166,300	1,637
* Thai Oil PCL	808,300	1,615
* PTT Global Chemical PCL	338,700	579
Thai Oil PCL (Foreign)	282,500	564
		8,835
Turkey (0.1%)
Tupras Turkiye Petrol Rafinerileri AS	107,740	2,197
KOC Holding AS	521,566	2,176
		4,373
United Kingdom (6.3%)
Royal Dutch Shell plc ADR	7,655,545	381,323
BP plc ADR	5,896,621	209,625
BP plc	2,339,714	13,832
Royal Dutch Shell plc Class B	493,028	12,717
Royal Dutch Shell plc Class A	331,089	8,246
Royal Dutch Shell plc Class A (Amsterdam Shares)	247,382	6,164

	Petrofac Ltd.			203,926	2,008
					633,915

Total International					3,093,493
Total Common Stocks (Cost $6,971,473)					9,702,373

		Coupon
Temporary Cash Investments (4.7%)1
Money Market Fund (2.0%)
4,5 Vanguard Market Liquidity Fund		0.718%		2,073,221	207,343

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.9%)
	RBS Securities, Inc.
	(Dated 10/31/16, Repurchase Value
	$92,501,000 collateralized by U.S. Treasury
	Note/Bond 1.625%-1.750%, 7/31/19-
	12/31/20, with a value of $94,352,000)	0.290%	11/1/16	92,500	92,500
	Societe Generale
	(Dated 10/31/16, Repurchase Value
	$95,501,000 collateralized by U.S. Treasury
	Note/Bond 2.750%-3.625%, 11/15/42-
	08/15/43, Government National Mortgage
	Assn. 3.500%, 06/20/46, Federal National
	Mortgage Assn. 2.100%-4.500%, 11/30/21-
	08/01/44, and Federal Home Loan
	Mortgage Assn. 2.154%-2.741%, 11/01/34-
	07/01/45, with a value of $97,410,000)	0.330%	11/1/16	95,500	95,500
					188,000
U.S. Government and Agency Obligations (0.8%)
6	Federal Home Loan Bank Discount Notes	0.339%	11/4/16	100	100
6	Federal Home Loan Bank Discount Notes	0.345%-0.347%	12/7/16	75,000	74,976
7,8 Freddie Mac Discount Notes		0.300%	11/8/16	4,900	4,899
8	United States Treasury Bill	0.328%	1/26/17	200	200
					80,175
Total Temporary Cash Investments (Cost $475,502)					475,518
Total Investments (101.7%) (Cost $7,446,975)					10,177,891
Other Assets and Liabilities-Net (-1.7%)[5]					(170,779)
Net Assets (100%)					10,007,112

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,950,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.4% and 4.3%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, the value of this security represented 0.8% of net assets.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $152,558,000 of collateral received for securities on loan.

6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $2,700,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	6,608,880	—	—
Common Stocks—International	2.064.750	1,028,743	—
Temporary Cash Investments	207,343	268,175	—
Futures Contracts—Assets[1]	25	—	—
Futures Contracts—Liabilities[1]	(128)	—	—
Total	8,880,870	1,296,918	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2016	425	45,052	(700)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At October 31, 2016, the cost of investment securities for tax purposes was $7,446,975,000. Net unrealized appreciation of investment securities for tax purposes was $2,730,916,000, consisting of unrealized gains of $3,108,268,000 on securities that had risen in value since their purchase and $377,352,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments (unaudited)
As of October 31, 2016

			Market
			Value
		Shares	($000)
Equity Real Estate Investment Trusts (REITs) (100.0%)
Diversified REITs (7.5%)
1	VEREIT Inc.	74,379,730	699,169
1	WP Carey Inc.	7,678,268	466,378
1	Liberty Property Trust	11,300,228	456,868
1	Spirit Realty Capital Inc.	36,966,265	440,268
	Forest City Realty Trust Inc. Class A	18,620,695	402,021
1	STORE Capital Corp.	11,686,966	318,937
1	Gramercy Property Trust	32,498,644	299,637
1	NorthStar Realty Finance Corp.	13,916,117	202,062
	Empire State Realty Trust Inc.	9,339,569	182,775
1	PS Business Parks Inc.	1,565,156	171,838
1	Washington REIT	5,621,949	165,398
1	Lexington Realty Trust	16,300,472	165,287
1	Select Income REIT	5,168,821	127,877
1	American Assets Trust Inc.	2,624,596	104,223
1	Global Net Lease Inc.	13,021,114	96,486
1	Investors Real Estate Trust	9,337,656	56,680
1	First Potomac Realty Trust	4,480,928	39,970
1	Whitestone REIT	2,116,709	28,152
1	One Liberty Properties Inc.	994,462	23,430
1	RAIT Financial Trust	7,088,140	21,619
*	ESCROW WINTHROP REALTYTRUST	1,892,511	16,011
			4,485,086
Health Care REITs (12.8%)
1	Welltower Inc.	27,501,192	1,884,657
1	Ventas Inc.	26,048,092	1,764,758
1	HCP Inc.	35,982,221	1,232,391
^,1 Omega Healthcare Investors Inc.		14,501,944	461,597
1	Senior Housing Properties Trust	18,302,324	389,291
1	Medical Properties Trust Inc.	23,299,021	324,788
1	Healthcare Trust of America Inc. Class A	10,530,466	322,232
1	Healthcare Realty Trust Inc.	8,837,233	281,819
1	National Health Investors Inc.	2,962,390	224,431
1	Physicians Realty Trust	10,354,876	204,716
1	Care Capital Properties Inc.	6,472,458	171,973
1	LTC Properties Inc.	2,922,655	146,454
1	Sabra Health Care REIT Inc.	5,033,597	117,283
1	CareTrust REIT Inc.	4,468,898	62,922
1	New Senior Investment Group Inc.	6,019,735	62,726
1	Universal Health Realty Income Trust	975,782	57,278
			7,709,316
Hotel & Resort REITs (5.1%)
1	Host Hotels & Resorts Inc.	57,588,342	891,468
1	Hospitality Properties Trust	12,529,108	342,796
1	Apple Hospitality REIT Inc.	12,790,861	230,619
1	Sunstone Hotel Investors Inc.	16,695,612	209,697
1	LaSalle Hotel Properties	8,715,517	206,994
1	RLJ Lodging Trust	9,621,406	189,734
1	Ryman Hospitality Properties Inc.	3,535,373	178,254

1	DiamondRock Hospitality Co.	15,482,068	141,661
1	Pebblebrook Hotel Trust	5,554,239	134,857
1	Xenia Hotels & Resorts Inc.	8,324,620	129,947
1	Chesapeake Lodging Trust	4,630,695	100,532
1	Summit Hotel Properties Inc.	6,726,012	87,371
1	FelCor Lodging Trust Inc.	10,189,706	65,112
1	Hersha Hospitality Trust Class A	3,393,423	60,471
1	Chatham Lodging Trust	2,958,220	52,360
1	Ashford Hospitality Trust Inc.	7,381,809	42,888
1	Ashford Hospitality Prime Inc.	1,977,383	25,627
			3,090,388
Industrial REITs (6.5%)
1	Prologis Inc.	40,471,698	2,111,004
1	Duke Realty Corp.	26,659,541	697,147
1	DCT Industrial Trust Inc.	6,931,848	324,064
1	First Industrial Realty Trust Inc.	9,007,088	237,877
1	EastGroup Properties Inc.	2,499,076	169,712
1	STAG Industrial Inc.	5,258,214	121,307
1	Rexford Industrial Realty Inc.	5,087,492	107,143
1	Terreno Realty Corp.	3,352,353	87,496
1	Monmouth Real Estate Investment Corp.	4,581,250	62,626
			3,918,376
Office REITs (12.9%)
1	Boston Properties Inc.	11,833,434	1,425,692
1	Vornado Realty Trust	13,091,985	1,214,674
1	SL Green Realty Corp.	7,724,487	758,699
1	Alexandria Real Estate Equities Inc.	5,693,151	613,779
1	Kilroy Realty Corp.	7,108,506	510,604
1	Douglas Emmett Inc.	10,821,899	394,999
1	Highwoods Properties Inc.	7,507,545	372,600
1	Hudson Pacific Properties Inc.	8,279,108	278,344
*,1 Equity Commonwealth		9,189,978	277,629
1	Piedmont Office Realty Trust Inc. Class A	11,186,275	229,095
1	Cousins Properties Inc.	27,220,646	211,504
1	Brandywine Realty Trust	13,491,895	209,124
1	Paramount Group Inc.	13,138,203	204,299
1	Corporate Office Properties Trust	7,296,724	194,750
1	Columbia Property Trust Inc.	9,042,308	190,612
1	Mack-Cali Realty Corp.	6,565,802	168,610
1	New York REIT Inc.	12,734,213	119,956
^,1 Government Properties Income Trust		5,485,740	104,997
1	Franklin Street Properties Corp.	7,785,845	90,082
*,1 Parkway Inc.		3,406,105	61,378
1	Tier REIT Inc.	3,683,987	54,339
1	Easterly Government Properties Inc.	2,442,577	46,336
1	NorthStar Realty Europe Corp.	4,678,978	46,275
			7,778,377
Residential REITs (15.7%)
1	AvalonBay Communities Inc.	10,566,297	1,808,739
1	Equity Residential	28,156,487	1,738,663
1	Essex Property Trust Inc.	5,042,035	1,079,449
1	UDR Inc.	20,586,430	719,908
1	Camden Property Trust	6,704,668	546,028
1	Mid-America Apartment Communities Inc.	5,819,251	539,736
1	Apartment Investment & Management Co. Class A	12,069,078	531,884
1	American Campus Communities Inc.	10,052,926	523,858

1	Equity LifeStyle Properties Inc.	6,193,972	469,751
1	Sun Communities Inc.	5,301,938	407,878
1	American Homes 4 Rent Class A	16,493,937	348,187
1	Post Properties Inc.	4,122,916	271,247
^,1 Education Realty Trust Inc.		5,203,414	221,613
1	Monogram Residential Trust Inc.	12,215,554	128,752
	Colony Starwood Homes	2,739,401	79,470
1	Silver Bay Realty Trust Corp.	2,598,929	43,532
			9,458,695
Retail REITs (23.6%)
1	Simon Property Group Inc.	23,835,322	4,432,416
1	Realty Income Corp.	19,850,283	1,175,931
1	General Growth Properties Inc.	44,238,332	1,103,746
1	Kimco Realty Corp.	32,338,269	860,521
1	Federal Realty Investment Trust	5,464,008	793,538
1	Macerich Co.	9,726,798	688,463
1	Brixmor Property Group Inc.	23,451,763	596,144
1	Regency Centers Corp.	7,522,543	542,150
1	National Retail Properties Inc.	11,099,692	506,368
1	DDR Corp.	23,938,679	366,022
1	Taubman Centers Inc.	4,651,109	337,019
1	Weingarten Realty Investors	9,187,903	332,694
1	Retail Properties of America Inc.	18,294,187	284,840
1	Tanger Factory Outlet Centers Inc.	7,409,599	257,854
1	Acadia Realty Trust	6,179,790	208,197
	Equity One Inc.	7,119,936	202,918
1	Urban Edge Properties	7,661,252	197,737
1	Retail Opportunity Investments Corp.	8,317,217	167,259
1	Kite Realty Group Trust	6,424,375	160,160
1	Washington Prime Group Inc.	14,280,274	149,800
1	CBL & Associates Properties Inc.	13,163,255	140,847
1	Ramco-Gershenson Properties Trust	6,106,145	105,881
1	Pennsylvania REIT	5,357,898	104,533
1	Agree Realty Corp.	1,964,132	94,966
^,1 Seritage Growth Properties Class A		1,716,133	78,170
	Alexander's Inc.	177,294	68,129
	Saul Centers Inc.	975,706	59,011
1	Getty Realty Corp.	2,078,931	47,254
	Urstadt Biddle Properties Inc. Class A	2,183,507	46,945
1	Cedar Realty Trust Inc.	6,580,462	44,550
	Urstadt Biddle Properties Inc.	69,255	1,193
			14,155,256
Specialized REITs (15.9%)
1	Public Storage	11,353,045	2,426,373
1	Equinix Inc.	5,348,483	1,910,906
1	Digital Realty Trust Inc.	12,277,688	1,147,105
1	Extra Space Storage Inc.	9,648,849	705,813
1	Iron Mountain Inc.	19,228,306	648,571
1	Gaming and Leisure Properties Inc.	14,288,615	469,095
1	CubeSmart	13,682,402	356,700
1	EPR Properties	4,902,003	356,474
1	Life Storage Inc.	3,504,567	282,643
1	CyrusOne Inc.	5,522,636	246,365
1	DuPont Fabros Technology Inc.	5,736,716	234,115
	CoreSite Realty Corp.	2,383,397	175,752
1	QTS Realty Trust Inc. Class A	3,671,518	168,743

1 GEO Group Inc.	5,782,724	138,554
1 Corrections Corp. of America	9,059,175	130,905
1 Four Corners Property Trust Inc.	4,385,860	88,068
1 National Storage Affiliates Trust	2,598,936	50,887
		9,537,069
Total Equity Real Estate Investment Trusts (REITs) (Cost $53,078,461)		60,132,563

	Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	0.718%		702,661	70,273

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.321%	12/1/16	2,000	2,000
Total Temporary Cash Investments (Cost $72,273)				72,273
Total Investments (100.1%) (Cost $53,150,734)				60,204,836
Other Assets and Liabilities-Net (-0.1%)3				(71,078)
Net Assets (100%)				60,133,758

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $69,600,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $70,267,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Equity Real Estate Investment Trusts	60,116,552	—	16,011
Temporary Cash Investments	70,273	2,000	—
Total	60,186,825	2,000	16,011

C. At October 31, 2016, the cost of investment securities for tax purposes was $53,150,734,000. Net unrealized appreciation of investment securities for tax purposes was $7,054,102,000, consisting of unrealized gains of $8,975,598,000 on securities that had risen in value since their purchase and $1,921,496,000 in unrealized losses on securities that had fallen in value since their purchase.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds		Capital	Oct. 31,
	2016		from		Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	170,801	58,540	16,568	3,095	1,047	208,197
Agree Realty Corp.	52,050	29,952	5,522	1,942	-	94,966
Alexandria Real Estate Equities Inc.	416,568	89,757	46,665	10,052	1,964	613,779
American Assets Trust Inc.	91,654	15,495	8,261	1,546	28	104,223
American Campus Communities Inc.	344,896	127,465	42,840	5,795	2,871	523,858
American Homes 4 Rent Class A	183,983	116,163	62,573	1,147	-	348,187
American Residential Properties Inc.	37,742	330	262	-	-	-
Apartment Investment & Management Co. Class A	445,234	77,922	47,895	1,899	9,704	531,884
Apple Hospitality REIT Inc.	221,790	35,343	22,296	10,216	488	230,619
Ashford Hospitality Prime Inc.	22,738	3,506	4,218	679	-	25,627
Ashford Hospitality Trust Inc.	38,693	5,778	3,302	-	229	42,888
AvalonBay Communities Inc.	1,658,413	324,659	162,382	26,041	15,736	1,808,739
Boston Properties Inc.	1,298,614	235,561	147,995	18,747	3,802	1,425,692
Brandywine Realty Trust	167,964	29,046	21,437	4,457	555	209,124
Brixmor Property Group Inc.	NA1	324,853	44,590	13,024	-	596,144
Camden Property Trust	482,237	85,919	52,661	24,472	18,858	546,028
Campus Crest Communities Inc.	32,564	227	33,252	-	-	-

Care Capital Properties Inc.	181,040	25,492	13,806	10,653	-	171,973
CareTrust REIT Inc.	34,305	18,046	4,317	1,993	-	62,922
CBL & Associates Properties Inc.	133,340	21,659	13,190	10,208	-	140,847
Cedar Realty Trust Inc.	37,071	12,256	2,966	57	-	44,550
Chatham Lodging Trust	52,607	8,299	4,515	2,757	57	52,360
Chesapeake Lodging Trust	109,064	16,765	9,519	5,232	-	100,532
Columbia Property Trust Inc.	192,576	29,193	19,974	5,307	-	190,612
CoreSite Realty Corp.	140,593	29,063	13,890	3,662	-	175,752
Corporate Office Properties Trust	153,354	29,034	17,229	3,421	1,774	194,750
Corrections Corp. of America	245,510	39,328	21,099	11,515	-	130,905
Cousins Properties Inc.	129,102	36,790	18,788	3,487	170	211,504
CubeSmart	385,206	72,744	30,079	6,971	1,380	356,700
CyrusOne Inc.	168,756	62,625	20,943	3,197	-	246,365
DCT Industrial Trust Inc.	230,020	48,149	25,108	5,527	172	324,064
DDR Corp.	383,192	65,638	37,400	2,422	648	366,022
DiamondRock Hospitality Co.	121,225	21,191	12,734	4,613	548	141,661
Digital Realty Trust Inc.	791,470	307,700	85,502	26,918	3,146	1,147,105
Douglas Emmett Inc.	299,109	53,136	29,033	2,296	-	394,999
Duke Realty Corp.	505,731	99,799	61,331	5,395	8,244	697,147
DuPont Fabros Technology Inc.	157,777	59,560	18,990	7,805	-	234,115
Easterly Government Properties Inc.	NA1	27,621	1,976	1,339	-	46,336
EastGroup Properties Inc.	125,524	23,582	13,795	4,088	124	169,712
Education Realty Trust Inc.	177,424	47,287	17,460	4,784	4	221,613
EPR Properties	252,113	75,271	25,785	10,954	-	356,474
Equinix Inc.	1,507,139	338,032	159,043	26,509	-	1,910,906
Equity Commonwealth	241,186	38,298	31,361	-	-	277,629
Equity LifeStyle Properties Inc.	384,029	69,602	41,313	6,903	746	469,751
Equity Residential	2,042,285	296,757	180,467	213,459	123,117	1,738,663
Essex Property Trust Inc.	1,019,484	174,152	115,350	19,495	4,217	1,079,449
Extra Space Storage Inc.	770,152	174,666	66,188	18,357	82	705,813

Federal Realty Investment Trust	140,979	71,225	14,867	201	793,538
FelCor Lodging Trust Inc.	9,869	7,809	607	-	65,112
First Industrial Realty Trust Inc.	42,756	19,646	4,405	527	237,877
First Potomac Realty Trust	5,160	3,252	697	98	39,970
Four Corners Property Trust Inc.	80,757	5,465	3,083	-	88,068
Franklin Street Properties Corp.	21,023	6,090	2,993	157	90,082
Gaming and Leisure Properties Inc.	251,748	7,483	19,233	517	469,095
General Growth Properties Inc.	195,320	124,381	19,356	5,816	1,103,746
GEO Group Inc.	26,233	14,389	12,464	-	138,554
Getty Realty Corp.	6,223	3,333	1,139	376	47,254
Global Net Lease Inc.	15,450	9,272	5,325	-	96,486
Government Properties Income Trust	15,317	8,750	4,325	580	104,997
Gramercy Property Trust	42,528	24,887	10,458	-	299,637
HCP Inc.	193,831	111,798	54,108	2,530	1,232,391
Healthcare Realty Trust Inc.	298,697	89,801	2,727	1,273	281,819
Healthcare Trust of America Inc. Class A	66,834	25,492	6,938	-	322,232
Hersha Hospitality Trust Class A	12,695	8,036	2,561	-	60,471
Highwoods Properties Inc.	60,341	27,211	7,272	1,228	372,600
Hospitality Properties Trust	72,701	28,127	17,326	-	342,796
Host Hotels & Resorts Inc.	143,881	95,603	25,633	8,261	891,468
Hudson Pacific Properties Inc.	102,016	18,910	2,180	-	278,344
Inland Real Estate Corp.	1,647	71,409	599	-	-
Investors Real Estate Trust	8,544	7,012	1,087	459	56,680
Iron Mountain Inc.	234,712	68,213	24,495	-	648,571
Kilroy Realty Corp.	68,946	42,777	5,013	781	510,604
Kimco Realty Corp.	152,319	83,396	6,502	11,703	860,521
Kite Realty Group Trust	20,719	10,618	4,660	-	160,160
LaSalle Hotel Properties	31,198	19,021	11,361	126	206,994
Lexington Realty Trust	22,094	13,913	4,167	57	165,287
Liberty Property Trust	61,042	44,695	11,421	3,570	456,868

Life Storage Inc.	NA2	9,009	9,808	3,323	-	282,643
LTC Properties Inc.	112,602	28,484	9,598	3,521	335	146,454
Macerich Co.	763,505	123,803	127,255	9,688	9,375	688,463
Mack-Cali Realty Corp.	128,020	24,084	13,412	2,137	225	168,610
Medical Properties Trust Inc.	187,231	113,619	21,031	9,121	236	324,788
Mid-America Apartment Communities Inc.	514,589	87,990	53,048	13,047	726	539,736
Monmouth Real Estate Investment Corp.	41,025	11,247	3,773	683	142	62,626
Monogram Residential Trust Inc.	100,378	17,547	10,366	2,684	-	128,752
National Health Investors Inc.	157,530	43,395	17,311	6,457	652	224,431
National Retail Properties Inc.	420,011	103,741	40,552	11,553	125	506,368
National Storage Affiliates Trust	-	56,623	1,850	956	-	50,887
New Senior Investment Group Inc.	57,894	8,865	11,529	3,150	-	62,726
New York REIT Inc.	121,559	18,797	9,957	1,413	29	119,956
NorthStar Realty Europe Corp.	39,755	10,736	5,967	2,061	-	46,275
NorthStar Realty Finance Corp.	157,525	31,093	23,330	11,203	-	202,062
Omega Healthcare Investors Inc.	426,777	76,352	40,808	19,183	-	461,597
One Liberty Properties Inc.	19,954	3,826	3,006	661	538	23,430
Paramount Group Inc.	189,849	42,151	16,296	2,511	-	204,299
Parkway Properties Inc.	82,026	13,613	7,431	2,000	154	NA3
Parkway Inc.	NA3	77,608	154	-	-	61,378
Pebblebrook Hotel Trust	127,666	21,999	12,894	6,179	-	134,857
Pennsylvania REIT	98,553	16,780	9,375	144	-	104,533
Physicians Realty Trust	131,251	65,984	15,541	4,840	-	204,716
Piedmont Office Realty Trust Inc. Class A	203,823	32,248	27,480	2,897	1,587	229,095
Post Properties Inc.	227,617	37,033	27,738	1,891	3,817	271,247
Prologis Inc.	1,505,298	295,864	182,052	13,243	36,312	2,111,004
PS Business Parks Inc.	127,430	23,398	13,625	3,428	-	171,838
Public Storage	2,712,576	433,617	262,171	58,644	-	2,426,373
QTS Realty Trust Inc. Class A	130,933	55,183	14,633	3,614	-	168,743
RAIT Financial Trust	16,910	3,010	1,542	766	330	21,619

Ramco-Gershenson Properties Trust	98,454	16,090	9,544	3,303	99	105,881
Realty Income Corp.	953,458	272,977	98,452	24,099	-	1,175,931
Regency Centers Corp.	495,998	105,139	52,136	8,567	964	542,150
Retail Opportunity Investments Corp.	132,869	37,242	12,778	2,430	174	167,259
Retail Properties of America Inc.	267,703	44,436	27,090	5,440	-	284,840
Rexford Industrial Realty Inc.	50,087	43,667	7,606	1,859	39	107,143
RLJ Lodging Trust	174,044	29,392	26,367	9,324	-	189,734
Rouse Properties	51,719	5,053	54,115	-	-	-
Ryman Hospitality Properties Inc.	157,637	26,825	17,465	7,338	311	178,254
Sabra Health Care REIT Inc.	87,029	15,248	8,820	2,600	137	117,283
Select Income REIT	92,154	18,313	10,898	6,542	1,152	127,877
Senior Housing Properties Trust	250,111	53,098	32,647	12,109	879	389,291
Seritage Growth Properties Class A	70,269	9,131	12,812	1,307	-	78,170
Silver Bay Realty Trust Corp.	34,765	5,969	4,389	-	-	43,532
Simon Property Group Inc.	4,193,915	757,039	472,876	109,281	3,045	4,432,416
SL Green Realty Corp.	700,929	121,729	72,558	8,090	8,172	758,699
Sovran Self Storage Inc.	319,859	91,950	19,163	6,024	-	NA2
Spirit Realty Capital Inc.	336,675	95,077	37,913	11,435	1,708	440,268
STAG Industrial Inc.	83,885	15,698	8,901	3,464	36	121,307
STORE Capital Corp.	NA1	177,998	25,035	8,541	-	318,937
Summit Hotel Properties Inc.	63,978	11,422	5,994	1,080	-	87,371
Sun Communities Inc.	252,039	140,181	29,247	3,312	1,678	407,878
Sunstone Hotel Investors Inc.	185,934	31,868	18,419	2,010	433	209,697
Tanger Factory Outlet Centers Inc.	223,094	41,096	24,165	6,358	68	257,854
Taubman Centers Inc.	314,608	50,143	33,404	7,202	1	337,019
Terreno Realty Corp.	66,683	15,247	6,112	1,829	-	87,496
Tier REIT Inc.	48,720	11,731	3,865	1,939	-	54,339
UDR Inc.	678,523	122,232	66,261	12,780	4,887	719,908
Universal Health Realty Income Trust	46,780	7,316	4,150	1,590	255	57,278
Urban Edge Properties	175,563	30,206	17,858	4,469	-	197,737

Vanguard Money Market Liquidity Fund	229,188	NA4	NA4	7	-	70,273
Ventas Inc.	1,331,908	276,026	141,527	53,087	1,795	1,764,758
VEREIT Inc.	507,748	186,408	98,389	25,999	2,275	699,169
Vornado Realty Trust	1,091,975	193,996	120,090	10,774	5,387	1,214,674
Washington Prime Group Inc.	NA5	3,822	4,680	3,565	13	149,800
Washington REIT	125,120	33,822	14,085	2,916	125	165,398
Weingarten Realty Investors	298,894	55,427	30,348	6,366	3,223	332,694
Welltower Inc.	1,593,124	304,115	164,702	58,896	8,824	1,884,657
Whitestone REIT	21,604	4,400	2,159	986	174	28,152
Winthrop Realty Trust	29,655	20,393	14,916	7,536	-	NA
WP Carey Inc.	420,341	74,453	43,394	21,373	115	466,378
WP Glimcher Inc.	122,417	18,404	772	6,770	-	NA6
Xenia Hotels & Resorts Inc.	112,932	25,665	15,807	6,749	-	129,947
	49,463,656			1,519,782	338,523	59,144,363

1 Not applicable--at January 31, 2016, the issuer was not an affiliated company of the fund
2 Not applicable--in August 2016, Sovran Self Storage Inc. changed its name to Life Storage Inc.
3 Not applicable--in October 2016, Parkway Properties Inc. merged with Cousins Properties Inc. and immediately following spun off Parkway Inc.
4 Not applicable--purchases and sales are for temporary cash investment purposes.
5 Not applicable--in August 2016, WP Glimcher Inc. changed its name to Washington Prime Group Inc.
6 Not applicable-- in August 2016, Winthrop Realty Trust changed its name to ESCRO WINTHROP REALTYTRUST and was no longer an affiliated company of the fund.

Vanguard Dividend Growth Fund

Schedule of Investments (unaudited)
As of October 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)
Consumer Discretionary (12.9%)
NIKE Inc. Class B	20,662,188	1,036,829
TJX Cos. Inc.	10,298,490	759,514
McDonald's Corp.	5,359,239	603,289
Lowe's Cos. Inc.	8,753,451	583,417
VF Corp.	9,705,220	526,120
Walt Disney Co.	4,149,421	384,610
		3,893,779
Consumer Staples (18.0%)
Costco Wholesale Corp.	6,667,624	985,941
Colgate-Palmolive Co.	11,809,488	842,725
Coca-Cola Co.	18,113,437	768,010
PepsiCo Inc.	6,469,087	693,486
Walgreens Boots Alliance Inc.	7,493,505	619,938
Diageo plc	22,950,177	610,857
CVS Health Corp.	6,117,778	514,505
Procter & Gamble Co.	4,471,804	388,153
		5,423,615
Energy (3.9%)
Schlumberger Ltd.	7,595,957	594,232
Exxon Mobil Corp.	7,056,645	587,959
		1,182,191
Financials (10.7%)
Chubb Ltd.	6,936,914	880,988
Marsh & McLennan Cos. Inc.	10,574,402	670,311
PNC Financial Services Group Inc.	6,578,207	628,877
American Express Co.	7,940,035	527,377
BlackRock Inc.	1,503,590	513,085
		3,220,638
Health Care (16.6%)
Medtronic plc	10,016,261	821,534
Johnson & Johnson	6,061,813	703,110
Cardinal Health Inc.	10,142,605	696,695
UnitedHealth Group Inc.	4,730,359	668,542
Merck & Co. Inc.	11,193,068	657,257
McKesson Corp.	4,300,412	546,883
Amgen Inc.	3,856,212	544,343
Roche Holding AG	1,633,700	375,231
		5,013,595
Industrials (18.1%)
United Parcel Service Inc. Class B	8,551,821	921,544
Lockheed Martin Corp.	3,201,890	788,882
Honeywell International Inc.	7,012,298	769,109
Union Pacific Corp.	8,454,768	745,541
Canadian National Railway Co. (Toronto Shares)	11,637,474	731,583
United Technologies Corp.	6,108,389	624,277
Northrop Grumman Corp.	2,163,377	495,413

General Dynamics Corp.			2,553,401	384,900
				5,461,249
Information Technology (11.3%)
Microsoft Corp.			17,920,598	1,073,802
Automatic Data Processing Inc.			8,963,041	780,322
Accenture plc Class A			6,610,072	768,355
Visa Inc. Class A			9,278,178	765,543
				3,388,022
Materials (3.2%)
Praxair Inc.			5,098,804	596,866
Ecolab Inc.			3,210,165	366,505
				963,371
Real Estate (2.9%)
Public Storage			2,869,501	613,270
American Tower Corporation			2,070,206	242,607
				855,877
Total Common Stocks (Cost $22,991,320)				29,402,337

Temporary Cash Investments (2.5%)
			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreements (1.0%)
RBS Securities, Inc.
(Dated 10/31/16, Repurchase Value
$144,801,000, collateralized by U.S.
Treasury Note/Bond 1.500%-1.750%,
12/31/18-12/31/20, with a value of
$147,700,000)	0.290%	11/1/16	144,800	144,800
Societe Generale
(Dated 10/31/16, Repurchase Value
$167,802,000, collateralized by Federal
Home Loan Mortgage Corp., 2.669%-
3.500%, 1/1/32-1/31/43, Federal National
Mortgage Assn. 0.935%-4.000%, 5/1/18-
1/1/44, and U.S. Treasury Note/Bond
0.000%-3.500%, 1/31/18-2/15/39, with a
value of $171,156,000)	0.330%	11/1/16	167,800	167,800
				312,600
U.S. Government and Agency Obligations (1.5%)
United States Treasury Bill	0.110%	11/10/16	250,000	249,992
United States Treasury Bill	0.200%	11/17/16	200,000	199,984
				449,976

			Shares
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund	0.718%		327	33

Total Temporary Cash Investments (Cost $762,608)				762,609
Total Investments (100.1%) (Cost $23,753,928)				30,164,946

Other Assets and Liabilities-Net (-0.1%)				(18,708)
Net Assets (100%)				30,146,238

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	28,416,249	986,088	—
Temporary Cash Investments	33	762,576	—
Total	28,416,282	1,748,664	—

E. At October 31, 2016, the cost of investment securities for tax purposes was $23,753,928,000. Net unrealized appreciation of investment securities for tax purposes was $6,411,018,000 consisting of unrealized gains of $6,801,372,000 on securities that had risen in value since their purchase and $390,354,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Dividend Appreciation Index Fund

Schedule of Investments (unaudited)
As of October 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Basic Materials (4.2%)
Ecolab Inc.	2,010,486	229,537
Praxair Inc.	1,934,642	226,469
Air Products & Chemicals Inc.	1,464,743	195,426
PPG Industries Inc.	1,811,908	168,743
International Flavors & Fragrances Inc.	545,157	71,296
Albemarle Corp.	762,194	63,681
Westlake Chemical Corp.	884,541	45,810
RPM International Inc.	902,298	42,895
Royal Gold Inc.	443,333	30,510
Sensient Technologies Corp.	305,160	22,738
HB Fuller Co.	338,783	14,253
Stepan Co.	151,093	10,732
* Versum Materials Inc.	486	11
		1,122,101
Consumer Goods (22.2%)
PepsiCo Inc.	9,817,107	1,052,394
Coca-Cola Co.	22,979,051	974,312
Reynolds American Inc.	9,694,397	533,967
NIKE Inc. Class B	9,168,395	460,070
Colgate-Palmolive Co.	6,063,461	432,689
Monsanto Co.	2,990,330	301,336
Kimberly-Clark Corp.	2,451,215	280,444
General Mills Inc.	4,030,009	249,780
Kellogg Co.	2,378,973	178,732
Archer-Daniels-Midland Co.	4,033,811	175,753
VF Corp.	2,895,526	156,966
Hormel Foods Corp.	3,589,352	138,190
Stanley Black & Decker Inc.	1,034,727	117,793
JM Smucker Co.	812,843	106,734
Clorox Co.	879,217	105,524
Genuine Parts Co.	1,015,542	91,998
Church & Dwight Co. Inc.	1,762,253	85,046
McCormick & Co. Inc./MD	783,674	75,131
Brown-Forman Corp. Class B	1,586,962	73,270
Hasbro Inc.	847,652	70,703
Bunge Ltd.	957,562	59,378
Leggett & Platt Inc.	921,722	42,289
^ Polaris Industries Inc.	441,237	33,803
Lancaster Colony Corp.	185,863	24,283
^ Flowers Foods Inc.	1,440,860	22,362
J&J Snack Foods Corp.	126,957	15,508
^ Tootsie Roll Industries Inc.	259,543	9,201
Andersons Inc.	190,209	7,237
		5,874,893
Consumer Services (17.1%)
McDonald's Corp.	6,123,711	689,346
CVS Health Corp.	7,460,849	627,457
Walgreens Boots Alliance Inc.	7,326,757	606,143

Costco Wholesale Corp.	2,986,981	441,685
Lowe's Cos. Inc.	6,180,696	411,943
TJX Cos. Inc.	4,547,444	335,374
Target Corp.	4,090,338	281,129
[2] Yum! Brands Inc.	2,380,200	212,126
Sysco Corp.	3,834,776	184,529
Ross Stores Inc.	2,750,830	172,037
Cardinal Health Inc.	2,236,806	153,646
AmerisourceBergen Corp. Class A	1,395,534	98,134
Best Buy Co. Inc.	2,199,500	85,583
Tiffany & Co.	870,872	63,939
Rollins Inc.	1,486,231	45,806
FactSet Research Systems Inc.	279,863	43,300
Casey's General Stores Inc.	264,692	29,908
John Wiley & Sons Inc. Class A	329,808	17,018
Matthews International Corp. Class A	224,077	13,422
Aaron's Inc.	493,086	12,184
Monro Muffler Brake Inc.	218,361	12,010
International Speedway Corp. Class A	180,689	5,945
		4,542,664
Financials (7.9%)
Chubb Ltd.	3,135,688	398,232
S&P Global Inc.	1,801,957	219,568
Travelers Cos. Inc.	2,003,491	216,738
Aflac Inc.	2,852,629	196,461
Franklin Resources Inc.	4,025,330	135,493
T. Rowe Price Group Inc.	1,685,736	107,904
Ameriprise Financial Inc.	1,147,660	101,442
Cincinnati Financial Corp.	1,116,290	79,011
Torchmark Corp.	823,666	52,229
SEI Investments Co.	1,111,547	49,275
WR Berkley Corp.	832,722	47,548
American Financial Group Inc./OH	588,185	43,820
Axis Capital Holdings Ltd.	644,137	36,696
RenaissanceRe Holdings Ltd.	293,066	36,425
Assurant Inc.	440,066	35,434
Brown & Brown Inc.	940,656	34,673
Commerce Bancshares Inc./MO	657,983	32,781
Erie Indemnity Co. Class A	313,739	32,124
^ BOK Financial Corp.	449,186	31,901
Bank of the Ozarks Inc.	822,626	30,404
Eaton Vance Corp.	783,395	27,466
Prosperity Bancshares Inc.	474,043	26,295
Hanover Insurance Group Inc.	290,917	22,165
UMB Financial Corp.	336,015	20,850
RLI Corp.	295,533	16,473
Community Bank System Inc.	297,687	14,024
American Equity Investment Life Holding Co.	555,411	9,958
Tompkins Financial Corp.	101,758	8,067
BancFirst Corp.	105,854	7,590
Infinity Property & Casualty Corp.	75,098	6,154
1st Source Corp.	175,301	6,058
		2,083,259
Health Care (11.7%)
Johnson & Johnson	9,420,108	1,092,638
Medtronic plc	9,550,530	783,334

Abbott Laboratories	10,006,149	392,641
Stryker Corp.	2,533,326	292,219
Becton Dickinson and Co.	1,438,649	241,564
CR Bard Inc.	500,810	108,516
Perrigo Co. plc	972,698	80,919
STERIS plc	583,019	38,957
West Pharmaceutical Services Inc.	490,885	37,322
Healthcare Services Group Inc.	490,341	18,128
Owens & Minor Inc.	425,214	13,798
National HealthCare Corp.	101,540	6,570
Atrion Corp.	12,391	5,442
		3,112,048
Industrials (24.2%)
3M Co.	4,109,419	679,287
United Technologies Corp.	5,681,015	580,600
Lockheed Martin Corp.	2,074,839	511,199
Accenture plc Class A	4,264,778	495,738
FedEx Corp.	1,872,030	326,332
General Dynamics Corp.	2,113,415	318,576
Northrop Grumman Corp.	1,228,961	281,432
Illinois Tool Works Inc.	2,470,682	280,595
Raytheon Co.	2,030,851	277,435
Automatic Data Processing Inc.	3,106,995	270,495
CSX Corp.	6,541,756	199,589
Waste Management Inc.	3,026,894	198,746
Norfolk Southern Corp.	2,025,395	188,362
Sherwin-Williams Co.	626,707	153,455
Republic Services Inc. Class A	2,342,392	123,280
Roper Technologies Inc.	686,497	118,977
Parker-Hannifin Corp.	917,701	112,648
WW Grainger Inc.	419,267	87,258
Cintas Corp.	734,513	78,350
Fastenal Co.	1,959,696	76,389
L-3 Communications Holdings Inc.	528,575	72,383
Dover Corp.	1,052,938	70,431
CH Robinson Worldwide Inc.	972,993	66,280
Expeditors International of Washington Inc.	1,236,947	63,666
JB Hunt Transport Services Inc.	766,067	62,519
Valspar Corp.	536,686	53,454
AO Smith Corp.	1,014,535	45,827
Carlisle Cos. Inc.	436,054	45,720
Jack Henry & Associates Inc.	535,680	43,401
Nordson Corp.	387,100	38,760
Toro Co.	745,240	35,682
Robert Half International Inc.	890,121	33,308
Donaldson Co. Inc.	900,241	32,877
Lincoln Electric Holdings Inc.	480,215	31,613
Bemis Co. Inc.	643,212	31,337
AptarGroup Inc.	426,927	30,500
Graco Inc.	374,024	28,014
Crane Co.	395,130	26,873
Ryder System Inc.	363,438	25,219
MSC Industrial Direct Co. Inc. Class A	327,190	23,819
ITT Inc.	607,969	21,413
Silgan Holdings Inc.	410,327	20,906
CLARCOR Inc.	329,165	20,477
Valmont Industries Inc.	154,733	19,798

Regal Beloit Corp.	302,988	17,907
ABM Industries Inc.	379,781	14,842
MSA Safety Inc.	253,573	14,783
G&K Services Inc. Class A	134,872	12,772
Franklin Electric Co. Inc.	314,209	11,453
Tennant Co.	119,723	7,537
Badger Meter Inc.	197,540	6,351
^ Lindsay Corp.	75,536	5,914
Gorman-Rupp Co.	177,357	4,260
Cass Information Systems Inc.	76,616	4,127
Mesa Laboratories Inc.	24,654	3,112
		6,406,078
Oil & Gas (1.3%)
EOG Resources Inc.	3,734,810	337,702

Technology (8.3%)
Microsoft Corp.	19,478,965	1,167,180
Texas Instruments Inc.	6,827,610	483,736
Analog Devices Inc.	2,105,732	134,977
Linear Technology Corp.	1,625,672	97,638
Xilinx Inc.	1,735,683	88,294
Microchip Technology Inc.	1,383,807	83,790
Maxim Integrated Products Inc.	1,945,266	77,091
Harris Corp.	846,702	75,534
		2,208,240
Telecommunications (0.1%)
Telephone & Data Systems Inc.	690,540	17,843
ATN International Inc.	109,145	7,383
		25,226
Utilities (3.0%)
NextEra Energy Inc.	3,128,381	400,433
Edison International	2,212,980	162,610
UGI Corp.	1,167,713	54,053
Atmos Energy Corp.	693,621	51,598
Aqua America Inc.	1,202,552	36,918
WGL Holdings Inc.	338,190	21,330
New Jersey Resources Corp.	582,678	19,782
MGE Energy Inc.	235,478	13,764
California Water Service Group	325,222	10,082
American States Water Co.	248,030	9,916
SJW Corp.	138,501	7,026
Chesapeake Utilities Corp.	103,839	6,651
Connecticut Water Service Inc.	75,797	3,947
		798,110
Total Common Stocks (Cost $22,538,826)		26,510,321

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		0.718%		267,379	26,740

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	0.312%	12/8/16	1,000	1,000
	United States Treasury Bill	0.280%	12/22/16	19	19
5	United States Treasury Bill	0.328%	1/26/17	1,000	999
					2,018
Total Temporary Cash Investments (Cost $28,758)					28,758
Total Investments (100.1%) (Cost $22,567,584)					26,539,079
Other Assets and Liabilities-Net (-0.1%)4					(37,901)
Net Assets (100%)					26,501,178

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,791,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 The shares and market value of Yum! Brands Inc. (“Yum! Brands”) are adjusted by 112,529 shares and
$2,947,000 to account for the sales on October 31, 2016, of shares of Yum China Holdings Inc. (“Yum China”) to be received as a result of spin off from Yum! Brands. The Yum China shares were sold because Yum China is not part of the benchmark index, and the sales were settled on November 4, 2016, after receipt of shares from Yum!
Brands.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $20,104,000 of collateral received for securities on loan.
5 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock

Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,510,321	—	—
Temporary Cash Investments	26,740	2,018	—
Futures Contracts—Assets[1]	41	—	—
Futures Contracts—Liabilities[1]	(75)	—	—
Total	26,537,027	2,018	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	December 2016	100	10,601	(54)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2016, the cost of investment securities for tax purposes was $22,567,584,000. Net unrealized appreciation of investment securities for tax purposes was $3,971,495,000, consisting of unrealized gains of $4,449,394,000 on securities that had risen in value since their purchase and $477,899,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 19, 2016
VANGUARD SPECIALIZED FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 19, 2016

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.